Explanation of the Effects of Transition to International Financial Reporting Standards - Additional Information (Detail) - EUR (€) € in Thousands			12 Months Ended
	Jan. 31, 2017	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Carrying amount of property, plant and equipment based on deemed cost		€ 312		€ 287
Revaluation of property, plant and equipment		312		287
Total net realised gains (losses)			€ 2,447	2,357
Decrease of amortization charge in selling expense			910	1,569
Deferral costs to NDS products		1,229	2,617	2,031
Deferral costs to service type warranties		330	452	519
Goodwill		1,921	3,947	3,846
Deferred tax assets		1,146	475	626
Deferred tax liabilities		1,763	42	320
Prepaid expenses and accrued income		1,441	1,165	1,035
Provisions		13,253	14,502	16,715
Other income (expense), net			(605)	(250)	[1]
Bank overdrafts		4,416	1,762	0
Interest paid			3,033	2,821
Income taxes paid			3,112	4,878
Salaries, wages and related liabilities			20,023	19,364
Amortization of intangible assets			910	1,569
Depreciation			10,154	10,861
Interest expenses			3,796	4,639
Tax expense			7,429	2,886
Inventories			5,999	(1,387)
Negative adjustment of Trade and other receivables			(3,678)	5,723
Positive adjustment of other assets			(1,675)	1,484
Positive adjustment of contract liabilities			12,317	3,235
Increase in borrowings			7,419	5,956
Selling expenses [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease of amortization charge in selling expense				306
Salaries, wages and related liabilities			19,754	20,475
Cost of sales [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease of amortization charge in selling expense			34	74
Salaries, wages and related liabilities			€ 62,815	57,401
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity		(4,364)
Goodwill		1,921		3,523
Deferred tax assets		1,100		626
Deferred tax liabilities		1,763		48
Receivables from tax authorities		1,254		2,413
Prepaid expenses and accrued income		1,441		1,035
Advances to suppliers		6,132		3,369
Provisions		13,253		16,715
Salaries, wages and related liabilities		19,420		15,726
Advances received from customers		10,096		11,938
Provision for assurance type warranty		5,687		5,957
Translation adjustment reserve		4,980		6,212
Other income (expense), net				(250)
Depreciation				12,823
Inventories				(3,213)
Negative adjustment of Trade and other receivables				10,386
Positive adjustment of other assets				407
Increase in borrowings				1,528
Previous GAAP [member] | Selling expenses [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Advertising contributions to resellers				2,119
Slotting fees to retailers				1,557
Warranty costs				7,453
Previous GAAP [member] | Shipping and handling costs and commission expenses for finished goods [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Increase in other assets		2,230
Previous GAAP [member] | Revenues for finished goods [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Increase in inventories		12,630
Decrease in trade receivables		(19,224)
Previous GAAP [member] | Revenue [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Amortization of deferred income related to grants				466
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity				(3,056)
Adjustment to revenue				3,436
Adjustment to cost of sales				71
Adjustment to selling expense				276
Increase (decrease) in deferred income for capital grants				603
Contract period to retailers			5 years
Increase (decrease) in contract liabilities		2,203		3,596
Deferral costs to NDS products		1,229		2,031
Deferral costs to service type warranties		330		519
Deferred tax assets		46
Deferred tax liabilities				272
Adjustment to income tax expense				310
Bank overdrafts		4,416		0
Dividends distribution to non-controlling interests				1,349
Interest paid				2,821
Income taxes paid				4,878
Deferred income taxes				1,241
Salaries, wages and related liabilities				4,578
Other liabilities, net				3,264
Amortization of intangible assets				1,569
Depreciation				(1,962)
Elimination of amortization of advisory costs				70
Elimination of amortization of goodwill				323
Interest expenses				4,639
Tax expense				2,886
Inventories	€ 1,826			1,826
Negative adjustment of Trade and other receivables				(4,663)
Decrease for derecognition of sales of finished goods				3,634
Decrease for reclassification of advances from suppliers				2,763
Increase decrease for reclassification of receivables from tax authorities				1,159
Positive adjustment of other assets				1,077
Decrease in deferred cost				1,686
Increase due to reclassification of advance paid to suppliers				2,763
Positive adjustment of contract liabilities				3,235
Increase in deferred income				1,393
Reclassification of advances received from customers from account-payables other				1,842
Increase in borrowings				4,428
Effect of transition to IFRSs [member] | Recognition of trade receivables [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Increase in trade receivables				6,275
Increase in short-term borrowings				6,287
Bank overdrafts				4,416
Increase in borrowings				12
Effect of transition to IFRSs [member] | Deferred costs for slotting fees [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity				1,399
Decrease in loss				1,195
Adjustment to revenue				1,195
Increase (decrease) in other assets		204
Effect of transition to IFRSs [member] | IAS 19 adjustment - employees' leaving entitlement [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity		1,635
Decrease in loss				108
Adjustment to cost of sales				303
Adjustment to selling expense				77
Increase (decrease) in employee's leaving entitlement				1,610
Increase (decrease) in finance costs				247
Increase (decrease) in comprehensive loss				133
Effect of transition to IFRSs [member] | Deferred income for capital grants [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity				6,962
Decrease in loss				(603)
Increase (decrease) in deferred income for capital grants		7,565
Effect of transition to IFRSs [member] | Cost of sales [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease of amortization charge in selling expense				(603)
Effect of transition to IFRSs [member] | Sale of finished goods [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in loss				(1,308)
Adjustment to revenue				3,634
Effect of transition to IFRSs [member] | Inventories [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to cost of sales				1,826
Effect of transition to IFRSs [member] | Shipping and handling costs and commission expenses for finished goods [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Increase in other assets				1,730
Adjustment to selling expense				500
Effect of transition to IFRSs [member] | Deferred Contract Costs [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity		644		1,046
Increase (decrease) in other assets		1,559		2,550
Effect of transition to IFRSs [member] | Deferred revenues for Service Type Warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to revenue				351
Effect of transition to IFRSs [member] | Finance Income [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Other income (expense), net				1,252
Effect of transition to IFRSs [member] | Finance costs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Other income (expense), net				6,042
Effect of transition to IFRSs [member] | Net exchange rate gains [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Other income (expense), net				3,252
Effect of transition to IFRSs [member] | Other income [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Other income (expense), net				1,650
Effect of transition to IFRSs [member] | Other expenses [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Other income (expense), net				250
Effect of transition to IFRSs [member] | Revenues for finished goods [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Increase in inventories				10,804
Decrease in trade receivables				(15,590)
Effect of transition to IFRSs [member] | Revenue of finished goods derecognized [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to revenue		3,634		3,634
Effect of transition to IFRSs [member] | Deferred revenues for Natuzzi Display System [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to revenue				1,042
Effect of transition to IFRSs [member] | Effects on inventories for revenue derecognised [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to cost of sales		1,826		1,826
Effect of transition to IFRSs [member] | Effects of deferred costs for Natuzzi Display System [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to cost of sales				802
Effect of transition to IFRSs [member] | Effects of deferred costs for Service Type Warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to cost of sales				189
Effect of transition to IFRSs [member] | Amortization charge of capital grants [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to cost of sales				603
Effect of transition to IFRSs [member] | Derecognition of shipping and handling costs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to selling expense		500		500
Effect of transition to IFRSs [member] | Elimination of amortization of goodwill [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to selling expense				(323)
Effect of transition to IFRSs [member] | Elimination of amortization of advertising costs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to selling expense				(306)
Effect of transition to IFRSs [member] | Elimination of amortization of advisory costs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to selling expense				(70)
Effect of transition to IFRSs [member] | Natuzzi display system [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to revenue				1,042
Adjustment to cost of sales				802
Deferral of revenues		1,594		2,636
Effect of transition to IFRSs [member] | Service-type warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Adjustment to revenue				351
Adjustment to cost of sales				189
Deferral of revenues		€ 609		960
Effect of transition to IFRSs [member] | Display System and Service Type Warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in loss				402
Intangible Asset And Goodwill [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity				0
Decrease in loss				306
Increase (decrease) in intangible assets other than goodwill				(306)
Intangible Asset And Goodwill [member] | Previous GAAP [member] | Selling expenses [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease of amortization in selling expense				(306)
Intangible Asset And Goodwill [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in equity				323
Decrease in loss				323
Increase (decrease) in goodwill				323
Intangible Asset And Goodwill [member] | Effect of transition to IFRSs [member] | Selling expenses [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease of amortization in selling expense				(323)
Property plant and equipment cost [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Increase (decrease) in property, plant and equipment				6,180
Decrease in equity				7,602
Total net realised gains (losses)				(2,219)
Exchange rate gain on other comprehensive income				3,641
Property plant and equipment cost [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Increase (decrease) in property, plant and equipment				(399)
Decrease in equity				(329)
Decrease in loss				70
Property plant and equipment cost [member] | Effect of transition to IFRSs [member] | Selling expenses [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease of amortization in selling expense				€ (70)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.